UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

APPRECIATION FUND (FORMERLY

KNOWN AS LEGG MASON PARTNERS

APPRECIATION FUND)

FORM N-Q

SEPTEMBER 30, 2009

Legg Mason ClearBridge Appreciation Fund

Schedule of Investments (unaudited)	September 30, 2009

Shares	Security	Value
COMMON STOCKS - 92.5%
CONSUMER DISCRETIONARY - 7.0%
Hotels, Restaurants & Leisure - 1.7%
994,140	Burger King Holdings Inc.	$17,486,922
1,198,910	Marcus Corp.	15,334,059
699,370	McDonald’s Corp.	39,913,046

	Total Hotels, Restaurants & Leisure	72,734,027

Internet & Catalog Retail - 0.3%
124,910	Amazon.com Inc. *	11,661,598

Media - 3.6%
999,090	Cablevision Systems Corp., New York Group, Class A Shares	23,728,387
2,997,360	Comcast Corp., Class A Shares	50,625,410
2,697,560	Walt Disney Co.	74,074,998

	Total Media	148,428,795

Specialty Retail - 1.4%
1,183,890	Home Depot Inc.	31,538,830
1,149,560	Staples Inc.	26,692,783

	Total Specialty Retail	58,231,613

	TOTAL CONSUMER DISCRETIONARY	291,056,033

CONSUMER STAPLES - 11.3%
Beverages - 0.8%
599,450	PepsiCo Inc.	35,163,737

Food & Staples Retailing - 2.9%
2,497,740	Wal-Mart Stores Inc.	122,614,057

Food Products - 4.1%
680,420	Cadbury PLC, ADR	34,844,308
699,370	General Mills Inc.	45,025,440
800,000	H.J. Heinz Co.	31,800,000
2,198,010	Kraft Foods Inc., Class A Shares	57,741,723

	Total Food Products	169,411,471

Household Products - 3.5%
999,090	Kimberly-Clark Corp.	58,926,328
1,498,640	Procter & Gamble Co.	86,801,229

	Total Household Products	145,727,557

	TOTAL CONSUMER STAPLES	472,916,822

ENERGY - 11.9%
Energy Equipment & Services - 0.9%
240,000	Schlumberger Ltd.	14,304,000
1,200,000	Weatherford International Ltd. *	24,876,000

	Total Energy Equipment & Services	39,180,000

Oil, Gas & Consumable Fuels - 11.0%
849,090	BP PLC, ADR	45,197,061
700,000	Devon Energy Corp.	47,131,000
7,150,000	El Paso Corp.	73,788,000
300,000	EnCana Corp.	17,283,000
1,400,000	Exxon Mobil Corp.	96,054,000
2,065,000	Newfield Exploration Co. *	87,886,400
1,700,000	Petrohawk Energy Corp. *	41,157,000
274,680	Petroleo Brasileiro SA, ADR	12,607,812
2,000,001	Spectra Energy Corp.	37,880,019

	Total Oil, Gas & Consumable Fuels	458,984,292

	TOTAL ENERGY	498,164,292

See Notes to Schedule of Investments.

Legg Mason ClearBridge Appreciation Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
EXCHANGE TRADED FUND - 1.3%
550,000	SPDR Gold Trust *	$54,367,500

FINANCIALS - 13.7%
Capital Markets - 1.1%
1,200,000	Bank of New York Mellon Corp.	34,788,000
600,000	Charles Schwab Corp.	11,490,000

	Total Capital Markets	46,278,000

Commercial Banks - 0.3%
362,400	Wells Fargo & Co.	10,212,432

Diversified Financial Services - 3.2%
3,000,000	Bank of America Corp.	50,760,000
1,934,800	JPMorgan Chase & Co.	84,782,936

	Total Diversified Financial Services	135,542,936

Insurance - 5.6%
850	Berkshire Hathaway Inc., Class A Shares *	85,850,000
2,997,280	Travelers Cos. Inc.	147,556,094

	Total Insurance	233,406,094

Real Estate Investment Trusts (REITs) - 2.7%
3,995,920	Annaly Capital Management Inc.	72,485,989
11,000,000	Chimera Investment Corp.	42,020,000

	Total Real Estate Investment Trusts (REITs)	114,505,989

Real Estate Management & Development - 0.8%
2,500,000	Forest City Enterprises Inc., Class A Shares	33,425,000

	TOTAL FINANCIALS	573,370,451

HEALTH CARE - 8.9%
Biotechnology - 1.3%
650,000	Amgen Inc. *	39,149,500
212,630	Biogen Idec Inc. *	10,742,067
58,860	Genzyme Corp. *	3,339,128

	Total Biotechnology	53,230,695

Health Care Providers & Services - 0.6%
1,020,940	UnitedHealth Group Inc.	25,564,338

Pharmaceuticals - 7.0%
1,198,910	Abbott Laboratories	59,310,078
999,450	Bristol-Myers Squibb Co.	22,507,614
2,198,010	Johnson & Johnson	133,836,829
1,000,000	Novartis AG, ADR	50,380,000
1,800,000	Pfizer Inc.	29,790,000

	Total Pharmaceuticals	295,824,521

	TOTAL HEALTH CARE	374,619,554

INDUSTRIALS - 12.4%
Aerospace & Defense - 2.1%
750,000	Honeywell International Inc.	27,862,500
1,198,910	Raytheon Co.	57,511,713

	Total Aerospace & Defense	85,374,213

Air Freight & Logistics - 1.2%
900,000	United Parcel Service Inc., Class B Shares	50,823,000

Commercial Services & Supplies - 2.4%
1,099,010	Covanta Holding Corp. *	18,683,170
2,797,470	Waste Management Inc.	83,420,555

	Total Commercial Services & Supplies	102,103,725

See Notes to Schedule of Investments.

Legg Mason ClearBridge Appreciation Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
Construction & Engineering - 0.6%
1,090,050	Quanta Services Inc. *	$24,122,807

Industrial Conglomerates - 6.1%
650,000	3M Co.	47,970,000
3,000,000	General Electric Co.	49,260,000
1,300,000	McDermott International Inc. *	32,851,000
1,136,800	Tyco International Ltd.	39,196,864
1,400,010	United Technologies Corp.	85,302,609

	Total Industrial Conglomerates	254,580,473

	TOTAL INDUSTRIALS	517,004,218

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 2.9%
3,803,390	Cisco Systems Inc. *	89,531,801
695,330	QUALCOMM Inc.	31,275,943

	Total Communications Equipment	120,807,744

Computers & Peripherals - 3.5%
133,520	Apple Inc. *	24,750,602
2,000,005	EMC Corp. *	34,080,085
726,450	Hewlett-Packard Co.	34,295,705
449,540	International Business Machines Corp.	53,769,479

	Total Computers & Peripherals	146,895,871

Internet Software & Services - 2.2%
113,090	Google Inc., Class A Shares *	56,075,677
1,500,000	VeriSign Inc. *	35,535,000

	Total Internet Software & Services	91,610,677

IT Services - 1.9%
1,200,000	Automatic Data Processing Inc.	47,160,000
450,000	Visa Inc.	31,099,500

	Total IT Services	78,259,500

Semiconductors & Semiconductor Equipment - 2.2%
2,748,710	Intel Corp.	53,792,255
3,000,000	LSI Corp. *	16,470,000
246,150	Microchip Technology Inc.	6,522,975
1,198,920	NVIDIA Corp. *	18,019,767

	Total Semiconductors & Semiconductor Equipment	94,804,997

Software - 3.7%
580,240	Citrix Systems Inc. *	22,762,815
3,433,430	Microsoft Corp.	88,891,503
2,100,000	Oracle Corp.	43,764,000

	Total Software	155,418,318

	TOTAL INFORMATION TECHNOLOGY	687,797,107

MATERIALS - 5.1%
Chemicals - 4.7%
1,738,880	Celanese Corp., Series A Shares	43,472,000
1,304,420	E.I. du Pont de Nemours & Co.	41,924,059
499,540	Ecolab Inc.	23,093,734
432,980	Monsanto Co.	33,512,652
949,140	PPG Industries Inc.	55,249,439

	Total Chemicals	197,251,884

Paper & Forest Products - 0.4%
499,500	Weyerhaeuser Co.	18,306,675

	TOTAL MATERIALS	215,558,559

See Notes to Schedule of Investments.

Legg Mason ClearBridge Appreciation Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.0%
3,496,830	AT&T Inc.	$94,449,379
999,090	Verizon Communications Inc.	30,242,454

	Total Diversified Telecommunication Services	124,691,833

Wireless Telecommunication Services - 0.3%
356,850	American Tower Corp., Class A Shares *	12,989,340

	TOTAL TELECOMMUNICATION SERVICES	137,681,173

UTILITIES - 1.2%
Independent Power Producers & Energy Traders - 1.2%
1,798,592	NRG Energy Inc. *	50,702,308

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,286,127,329)	3,873,238,017

Face Amount
SHORT-TERM INVESTMENTS - 8.0%
Repurchase Agreements - 8.0%
$167,062,000	Interest in $435,706,000 joint tri-party repurchase agreement dated 9/30/09 with Barclays Capital Inc., 0.010% due 10/1/09; Proceeds at maturity - $167,062,046; (Fully collateralized by U.S. government obligations, 2.000% due 1/15/14; Market value - $170,403,282)	167,062,000
167,062,000	Interest in $499,976,000 joint tri-party repurchase agreement dated 9/30/09 with RBS Securities Inc., 0.050% due 10/1/09; Proceeds at maturity - $167,062,232; (Fully collateralized by various U.S. government agency obligations, 0.750% to 4.375% due 1/18/11 to 7/17/13; Market value - $170,403,878)	167,062,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $334,124,000)	334,124,000

	TOTAL INVESTMENTS - 100.5% (Cost - $3,620,251,329#)	4,207,362,017
	Liabilities in Excess of Other Assets - (0.5)%	(20,776,912)

	TOTAL NET ASSETS - 100.0%	$4,186,585,105

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Appreciation Fund (formerly known as Legg Mason Partners Appreciation Fund) (the “Fund”), is a separate diversified investment series of Legg Masson Partners Equity Trust (the “Trust”). The Trust a Maryland business trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$3,873,238,017	—	—	$3,873,238,017
Short-term investments†	—	$334,124,000	—	334,124,000

Total investments	$3,873,238,017	$334,124,000	—	$4,207,362,017

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$778,924,136
Gross unrealized depreciation	(191,813,448)

Net unrealized appreciation	$587,110,688

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2009

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 24, 2009